GOODWILL AND INTANGIBLE ASSETS (Details Textual) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Amortization of intangible assets	$ 4,060	25,295	28,631	21,803
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months		25,295
Finite-Lived Intangible Assets, Amortization Expense, Year Two		25,295
Finite-Lived Intangible Assets, Amortization Expense, Year Three		24,154
Finite-Lived Intangible Assets, Amortization Expense, Year Four		20,263
Finite-Lived Intangible Assets, Amortization Expense, Year Five		10,017
Impairment loss of goodwill	$ 0	0	236,945	21,422